Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Notes to Financial Statements
Commitments and Contingencies

5. Commitments and Contingencies

Office Lease

On January 1, 2014 the Company executed a lease agreement with Cummings Properties for the company’s office of 270 square feet at 100 Cummings Center, Suite 247-C, Beverly, MA 01915. The lease is for a term of five years from January 1, 2014 to December 30, 2018 and requires monthly payments of $357 ($4,284 annually for each of the five years, total aggregate of $21,420).

Employment Agreements

On April 11, 2016 the Company entered into employment agreement with CEO Jonathan Adams. The Company’s agreement provides for a three-year term with minimum annual base salary of $250,000 per year. Effective April 11, 2016, the (previous) CEO/CFO resigned.

5. Commitments and Contingencies

Office Lease

On January 1, 2014 the Company executed a lease agreement with Cummings Properties for the company’s office of 270 square feet at 100 Cummings Center, Suite 247-C, Beverly, MA 01915. The lease is for a term of five years from January 1, 2014 to December 30, 2018 and requires monthly payments of $357 ($4,284 annually for each of the five years, total aggregate of $21,420).

Employment Agreements

On April 11, 2016 the Company entered into an employment agreement with CEO Jonathan Adams. The Company’s agreement provides for a three-year term with minimum annual base salary of $250,000 per year. Effective April 11, 2016, the (previous) CEO/CFO resigned.